Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A of DWS Capital Growth Fund, DWS Core Equity Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 197 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1) under the Securities Act, the Trust has designated on the facing sheet for the Registration Statement that the Amendment become effective on February 1, 2014. No fees are required in connection with this filing.

The principal purpose of the Amendment is to reflect the termination of QS Investors, LLC as subadvisor to DWS Core Equity Fund and DWS Small Cap Core Fund.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 28, 2013 in Post-Effective Amendment No. 194 for the Trust.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes